--------------------------------------------------------------------------------

                                  FINAL REPORT




                                   WORLD BOND
                                      FUND






                               John Hancock Funds



                                FEBRUARY 19, 1999

--------------------------------------------------------------------------------

                      John Hancock Funds - World Bond Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz *
                            Richard P. Chapman, Jr.*
                               William J. Cosgrove
                                Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                                William F. Glavin
                                 Anne C. Hodsdon
                                Dr. John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt *
                               Richard S. Scipione
                        * Members of the Audit Committee

                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                 Anne C. Hodsdon
                                 President,Chief
                              Operating Officer and
                            Chief Investment Officer
                                 Osbert M. Hood
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                                    Custodian
                        State Street Bank & Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109



                                           John Hancock Funds - World Bond Fund

Statement of Assets and Liabilities
February 19, 1999 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments at value - Note C:
    Bonds (cost - $31,658,057)                                                                          $       31,323,896
    Options (cost - $50,444)                                                                                           -
    Short-term investments (cost - $1,317,000) - Note A                                                          1,317,000
                                                                                                          -----------------
                                                                                                                32,640,896
    Cash                                                                                                               992
    Receivable for forward foreign currency exchange contracts sold - Note A                                       125,402
    Interest receivable                                                                                            355,060
    Other assets                                                                                                    10,601
                                                                                                          -----------------
                                    Total Assets                                                                33,132,951
                                    ---------------------------------------------------------------------------------------
Liabilities:
    Payable for shares repurchased                                                                                  47,813
    Payable to John Hancock Advisers, Inc. and affiliates - Note B                                                  27,553
    Accounts payable and accrued expenses                                                                           48,891
                                                                                                          -----------------
                                    Total Liabilities                                                              124,257
                                    ---------------------------------------------------------------------------------------
Net Assets:
    Capital paid-in                                                                                             33,309,648
    Net unrealized depreciation of investments and foreign currency transactions                                  (263,986)
    Distributions in excess of net investment income                                                               (36,968)
                                                                                                          =================
                                    Net Assets                                                          $       33,008,694
                                    =======================================================================================
Net Asset Value Per Share:
    (Based on net asset values and shares of beneficial  interest  outstanding -
      unlimited number of shares authorized with no par value)
    Class A -                                        $21,151,500 / 2,463,198                            $             8.59
    =======================================================================================================================
    Class B -                                        $11,857,194 / 1,380,829                            $             8.59
    =======================================================================================================================
Maximum Offering Price Per Share*
    Class A - ($8.59 x 104.71%)                                                                         $             8.99
    =======================================================================================================================

*   On single retail sales of less than $100,000.  On sales of $100,000 or more and on group sales the offering price is reduced.




                      John Hancock Funds - World Bond Fund

Statement of Operations
For the Period November 1, 1998 to February 19, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------

Investment Income:
   Interest                                                                                 $ 666,406
                                                                            --------------------------


   Expenses:
   Investment management fee - Note B                                                          80,678
   Distribution and service fee - Note B
    Class A                                                                                    20,453
    Class B                                                                                    37,423
   Transfer agent fee - Note B                                                                 29,550
   Custodian fee                                                                               18,591
   Registration and filing fees                                                                 4,253
   Printing                                                                                     3,067
   Financial services fee - Note B                                                              1,550
   Trustees' fees                                                                                 332
   Legal                                                                                          234
   Miscellaneous                                                                                    8
                                                                            --------------------------
              Total Expenses                                                                  196,139
              ----------------------------------------------------------------------------------------
              Net Investment Income                                                           470,267
              ----------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions:
   Net realized  gain on  investments  sold                                                   804,700
   Net realized gain on foreign currency transactions                                          37,626
   Change in net unrealized appreciation/depreciation of investments                       (1,567,311)
   Change in net unrealized appreciation/depreciation of foreign currency transactions         94,675
                                                                                        -------------
              Net Realized and Unrealized Loss on Investments and Foreign
              Currency Transactions                                                          (630,310)
              ----------------------------------------------------------------------------------------
              Net Decrease in Net Assets Resulting from Operations                         $ (160,043)
              ========================================================================================



                                                 John Hancock Funds - World Bond Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------                                    FOR THE PERIOD
                                                                                       YEAR ENDED OCTOBER 31,    NOVEMBER 1, 1998 TO
                                                                                       ----------------------     FEBRUARY 19, 1999
                                                                                         1997         1998           (UNAUDITED)
                                                                                       --------     ---------    -------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income                                                               $3,363,664    $1,986,524         $470,267
  Net realized gain (loss) on investments sold and foreign currency transactions      (2,191,124)      394,038          842,326
  Change in net unrealized appreciation/depreciation of investments and
   foreign currency transactions                                                         498,811      (401,735)      (1,472,636)
                                                                                      -----------   -----------      -----------
    Net Increase (Decrease) in Net Assets Resulting from Operations                    1,671,351     1,978,827         (160,043)
                                                                                      -----------   -----------      -----------

Distributions to Shareholders:
  Distributions from net investment income
    Class A - ($0.2580, $0.0919 and $0.1064 per share, respectively)                    (786,477)     (272,483)        (263,741)
    Class B - ($0.2269, $0.0789 and $0.0914 per share, respectively)                    (838,142)     (157,361)        (130,930)
  Distributions in excess of net investment income
    Class A - ($0.0180, $0.2924 and $0.0208 per share, respectively)                     (55,023)     (866,911)         (50,518)
    Class B - ($0.0159, $0.2511 and $0.0179 per share, respectively)                     (58,638)     (500,645)         (25,078)
  Distributions from capital paid-in
    Class A - ($0.2580, $0.0404 and none per share, respectively)                       (786,847)     (119,888)               -
    Class B - ($0.2270, $0.0348 and none per share, respectively)                       (838,537)      (69,236)               -
  Distributions from net realized gains on investments sold
    Class A - (none, none and $0.1708 per share, respectively)                                 -             -         (411,389)
    Class B - (none, none and $0.1708 per share, respectively)                                 -             -         (230,073)
  Distributions in excess of net realized gains on investments sold
    Class A - (none, none and $0.1468 per share, respectively)                                 -             -         (353,408)
    Class B - (none, none and $0.1468 per share, respectively)                                 -             -         (197,648)
      Total Distributions to Shareholders                                             (3,363,664)   (1,986,524)      (1,662,785)
                                                                                     ------------  ------------     -------------
From Fund Share Transactions - Net:*                                                 (18,700,439)  (15,784,630)      (2,417,491)
                                                                                     ------------  ------------     -------------
Net Assets:
  Beginning of period                                                                 73,434,092    53,041,340       37,249,013
  End of period (including distributions in excess of                                ------------  ------------     -------------
    net investment income of $634,322,
     $75,596 and $36,968, respectively)                                              $53,041,340   $37,249,013      $33,008,694
                                                                                     ============  ============     =============


                                                                    YEAR ENDED OCTOBER 31,                  NOVEMBER 1, 1998 TO
                                                        -----------------------------------------------      FEBRUARY 19, 1999
*  Analysis of Fund Share Transactions:                         1997                      1998                   (UNAUDITED)
                                                        ---------------------     ----------------------   -----------------------
                                                         SHARES       AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT
                                                        ---------   ----------    ----------  -----------   ---------    ----------
CLASS A
  Shares sold                                           1,140,051   $10,428,710     425,409    $3,813,818     76,818     $696,920
  Shares issued to shareholders in reinvestment of
  distributions                                           103,224       942,480      76,168       679,311     75,734      659,970
                                                       -----------  -----------   ----------  ------------  ---------  -----------
                                                        1,243,275    11,371,190     501,577     4,493,129    152,552    1,356,890
  Less shares repurchased                              (1,005,157)   (9,195,414) (1,176,536)  (10,482,512)  (220,482)  (2,021,667)
                                                       -----------  -----------   ----------  ------------  ---------  -----------
  Net increase (decrease)                                 238,118    $2,175,776    (674,959)  ($5,989,383)   (67,930)   ($664,777)
                                                       ===========  ===========   ==========  ============  =========  ===========
CLASS B
  Shares sold                                             152,134    $1,401,591      85,596      $769,502      4,636      $41,888
  Shares issued to shareholders in reinvestment of
  distributions                                            83,206       761,099      37,211       331,899     40,467      350,319
                                                       -----------   ----------   ----------  ------------  ---------  -----------
                                                          235,340     2,162,690     122,807     1,101,401     45,103      392,207
  Less shares repurchased                              (2,516,064)  (23,038,905) (1,218,051)  (10,896,648)  (234,973)  (2,144,921)
                                                       -----------  -----------   ----------  ------------  ---------  -----------
  Net decrease                                         (2,280,724) ($20,876,215) (1,095,244)  ($9,795,247)  (189,870) ($1,752,714)
                                                       ===========  ============  ==========  ============  =========  ===========






Financial Highlights

Selected  data for a share of beneficial  interest  outstanding  throughout  the period indicated,  investment  returns,  key ratios and supplemental data are as follows:
 ................................................................................



                                                                 YEAR ENDED OCTOBER 31,              FOR THE PERIOD NOVEMBER 1, 1998
                                             ----------------------------------------------------------      TO FEBRUARY 19, 1999
                                               1994         1995        1996         1997        1998           (UNAUDITED)
                                               ----         ----        ----         ----        ----           -----------

CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period      $    9.62    $   8.85    $   9.30       9.28      $   9.03     $            9.08
                                             ----------   ---------   ---------   --------     ---------    ------------------------
   Net Investment Income (2)                      0.64        0.57        0.51       0.53          0.42                  0.13
   Net Realized and Unrealized Gain (Loss)
    on Investments, Options, Financial
     Futures Contracts and Foreign Currency
       Transactions                              (0.78)       0.48       (0.02)     (0.25)         0.05                 (0.17)
                                             -----------  ---------   ---------   ---------    ---------    ------------------------
        Total from Investment Operations         (0.14)       1.05        0.49       0.28          0.47                 (0.04)
                                             -----------  ---------   ---------   ---------    ---------    ------------------------


  Less Distribution:
    Distributions from Net Investment Income     (0.11)     (0.59)     (0.50)       (0.25)        (0.09)                (0.11)
    Distributions in Excess of
     Net Investment Income                          -          -          -         (0.02)        (0.29)                (0.02)
    Distributions from Capital Paid-In           (0.52)     (0.01)     (0.01)       (0.26)        (0.04)                   -
    Distributions from Net Realized Gains on
     Investments Sold                               -          -          -            -             -                  (0.17)
    Distributions in excess of Net Realized
     Gains on Investments Sold                      -          -          -            -             -                  (0.15)
                                             -----------  --------    --------     --------      --------   ------------------------
        Total Distributions                      (0.63)     (0.60)     (0.51)       (0.53)        (0.42)                (0.45)
                                             -----------  --------    --------     --------      --------   ------------------------

 Net Asset Value, End of Period              $    8.85    $  9.30     $ 9.28         9.03        $ 9.08     $            8.59
                                             ===========  ========    ========     ========      ========   ========================
 Total Investment Return at Net Asset Value (1)  (1.30%)    12.25%      5.48%        3.15%         5.44%                (0.51%)(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)  $   8,949    $35,334    $27,537     $ 28,959       $22,985     $          21,152
   Ratio of Expenses to Average Net Assets       1.59%      1.48%      1.58%        1.68% (3)     1.66% (3)             1.59% (5)
   Ratio of Net Investment Income to
     Average Net Assets                          7.00%      6.43%      5.54%        5.84%         4.76%                 4.61% (5)
   Portfolio Turnover Rate                        174%       263%       214%         153%          107%                   41%




Financial Highlights (continued)

Selected  data for a share of beneficial  interest  outstanding  throughout  the period indicated,  investment  returns,  key ratios and supplemental data are as follows:
 ................................................................................



                                                                 YEAR ENDED OCTOBER 31,              FOR THE PERIOD NOVEMBER 1, 1998
                                             ----------------------------------------------------------      TO FEBRUARY 19, 1999
                                               1994         1995        1996         1997        1998           (UNAUDITED)
                                               ----         ----        ----         ----        ----           -----------


CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period      $    9.62     $ 8.85      $  9.30       9.28      $  9.03      $               9.08
                                             ----------    -------     --------     ------     --------     ------------------------
   Net Investment Income (2)                      0.59       0.55         0.45       0.47         0.36                      0.11
   Net Realized and Unrealized Gain (Loss)
    on Investments, Options, Financial
     Futures Contracts and Foreign Currency
      Transactions                               (0.78)      0.44        (0.02)     (0.25)        0.05                     (0.17)
                                             -----------   -------     ---------    -------    ---------    ------------------------
        Total from Investment Operations         (0.19)      0.99         0.43       0.22         0.41                     (0.06)
                                             -----------   -------     ---------    -------    ---------    ------------------------


  Less Distribution:
    Distributions from Net Investment Income     (0.06)     (0.53)       (0.44)     (0.23)       (0.08)                    (0.09)
    Distributions in Excess of
     Net Investment Income                          -          -            -       (0.01)       (0.25)                    (0.02)
    Distributions from Capital Paid-In           (0.52)     (0.01)       (0.01)     (0.23)       (0.03)                       -
    Distributions from Net Realized Gains on
     Investments Sold                               -          -            -          -            -                      (0.17)
    Distributions in excess of Net Realized
     Gains on Investments Sold                      -          -            -          -            -                      (0.15)
                                             -----------   -------     ---------    -------    ---------    ------------------------
        Total Distributions                      (0.58)     (0.54)       (0.45)     (0.47)       (0.36)                    (0.43)
                                             -----------   -------     ---------    -------    ---------    ------------------------

 Net Asset Value, End of Period              $    8.85     $ 9.30      $  9.28       9.03      $  9.08      $               8.59
                                             ===========   =======     =========    =======    =========    ========================
 Total Investment Return at Net Asset Value (1)  (1.88%)   11.51%        4.78%      2.43%        4.73%                    (0.71%)(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)  $ 114,656   $65,600      $45,897    $24,082      $14,264       $             11,857
   Ratio of Expenses to Average Net Assets       2.17%     2.16%        2.25%      2.38% (3)    2.33% (3)                  2.24% (5)
   Ratio of Net Investment Income to
     Average Net Assets                          6.41%     6.03%        4.87%      5.13%        4.09%                      3.96% (5)
   Portfolio Turnover Rate                        174%      263%         214%       153%         107%                        41%


(1) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share. (4) Not annualized.
(5) Annualized.



Schedule of Investments
February 19, 1999 (Unaudited)
--------------------------------------------------------

                                                                       INTEREST               PAR VALUE
ISSUER, DESCRIPTION                                                      RATE             (000'S OMITTED)#           MARKET VALUE

----------------------------------------------------------------   -----------------   -----------------------   -------------------
BONDS
British Pound Sterling (6.52%)
NTL Inc., (United States),
  Sr Note 04-01-08 (R)                                                 9.500%                  $260                    $433,142
United Kingdom Treasury,
  Bond 11-06-01                                                         7.000                 1,000                   1,717,463
                                                                                                           ---------------------
                                                                                                                      2,150,605
                                                                                                           ---------------------

Deutsche Mark (9.32%)
Colt Telecom Group Plc, (United Kingdom),
  Sr Note Ser DTC 07-31-08                                              7.625                   195                     113,503
Ford Motor Credit Co., (United States),
  Bond 06-16-08                                                         5.250                 5,000                   2,964,420
                                                                                                          ---------------------
                                                                                                                      3,077,923
                                                                                                          ---------------------

Euro (14.41%)
Federal Republic of Germany, (Germany),
  Bond Ser 98 01-04-08                                                  5.250                 3,532                   4,299,524
Orange Plc, (United Kingdom),
  Sr Note 08-01-08                                                      7.625                   400                     456,475
                                                                                                           ---------------------
                                                                                                                      4,755,999
                                                                                                           ---------------------

U.S. Dollar (64.65%)
Federative Republic of Brazil, (Brazil),
  Variable Rate Bond Ser A 01-01-01                                     6.063 *                 369                     320,108
Government of Jamaica, (Jamaica),
  Note 06-10-05 (R)                                                    10.875                   250                     212,500
Innova S. de R.L., (Mexico),
  Sr Note 04-01-07                                                     12.875                   200                     144,000
Petroleo Brasileiro S.A., (Brazil),
  Bond 10-17-06 (R)                                                    10.000                   500                     430,000
Republic of Argentina, (Argentina),
  Floating Rate Bond Ser FRB 03-31-05                                   6.188 *                 940                     782,550
Republic of Costa Rica, (Costa Rica),
  Deb 05-01-03 (R)                                                      8.000                   225                     220,500
Republic of Panama, (Panama),
  Note Ser REGS 02-13-02                                                7.875                   300                     289,500
Republic of South Africa, (South Africa),
  Note 06-23-17                                                         8.500                   400                     316,000
Telefonica de Argentina S.A., (Argentina),
  Note 05-07-08 (R)                                                     9.125                   300                     277,500
United Mexican States, (Mexico),
  Global Bond 02-06-01                                                  9.750                 1,000                   1,020,000
United States Treasury,
  Bond 08-15-05                                                        10.750                 1,000                   1,300,620
  Bond 02-15-16                                                         9.250                 1,300                   1,804,361
  Bond 08-15-19                                                         8.125                 1,000                   1,290,000
  Bond 08-15-23                                                         6.250                 3,215                   3,456,125
  Bond 02-15-27                                                         6.625                 2,000                   2,274,680



Schedule of Investments
February 19, 1999 (Unaudited)
--------------------------------------------------------

                                                                       INTEREST               PAR VALUE
ISSUER, DESCRIPTION                                                      RATE             (000'S OMITTED)#           MARKET VALUE

----------------------------------------------------------------   -----------------   -----------------------   -------------------

U.S. Dollar (continued)
  Note 08-31-02                                                        6.250%                $2,800                     $2,903,684
  Note 08-15-04                                                         7.250                 1,100                      1,209,483
  Note 08-15-05                                                         6.500                 1,300                      1,392,014
  Note 08-15-07                                                         6.125                 1,600                      1,695,744
                                                                                                                --------------------
                                                                                                                        21,339,369
                                                                                                                --------------------
TOTAL BONDS (94.90%)
(Cost $31,658,057)                                                                                                      31,323,896
                                                                                                                --------------------

                                                                                             EXPIRATION
                                                                       CURRENCY             DATE/STRIKE
                                                                         SOLD                  PRICE                   MARKET VALUE

                                                                   -----------------   -----------------------    ------------------
OPTIONS
Japanese Yen                                                          USD 5,765,000          March 99/140-150                    0
                                                                                                                  ------------------
TOTAL OPTIONS (  0.00%)
(Premium Paid $50,444)                                                                                                           0
                                                                                                                  ------------------

                                                                       INTEREST               PAR VALUE
                                                                         RATE             (000'S OMITTED)

                                                                   -----------------   -----------------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.99%)
  Investment in a joint repurchase
    agreement transaction with
    Lehman Brothers, Inc. - Dated 02-19-99
    due 02-22-99 (Secured by U.S. Treasury
    Note, 4.75% due 11-15-08) - Note A                                   4.600%                $1,317                    1,317,000
                                                                                                                  ------------------
TOTAL SHORT-TERM INVESTMENTS (3.99%)                                                                                     1,317,000
                                                                                                                  ------------------
TOTAL INVESTMENTS (98.89%)                                                                                              32,640,896
                                                                                                                  ------------------
OTHER ASSETS AND LIABILITIES, NET (1.11%)                                                                                  367,798
                                                                                                                  ------------------
TOTAL NET ASSETS (100.00%)                                                                                             $33,008,694

                                                                                                                  ==================

NOTES TO SCHEDULE OF INVESTMENTS
   * Represents rate in effect on February 19, 1999.
   # Par  value  of non US$  denominated  foreign  bonds is  expressed  in local currency for each country listed.
(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,573,642 or 4.77% of the Fund's net assets as of February 19, 1999.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                      John Hancock Funds -- World Bond Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in bonds issued by companies and governments of other countries. The performance of the Fund is closely tied to the economic condition within the countries in which it invests. The concentration of investments by currency denomination for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various investment categories. The table below shows the percentages of the Fund's investments at February 19, 1999 assigned to the various investment categories.

                                                              MARKET VALUE
                                                                AS A %
                                                               OF FUND'S
INVESTMENT CATEGORIES                                         NET ASSETS
                                                           ------------------
  Finance - Services                                                   8.98%
  Government - Foreign                                                27.81
  Government - U.S.                                                   52.49
  Oil & Gas                                                            1.30
  Telecommunications                                                   4.32
  Options                                                              0.00
  Short-term  Investments                                              3.99
                                                           ==================
                                         TOTAL INVESTMENTS            98.89%
                                                           ==================

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

         John Hancock Investment Trust III (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of six series: John Hancock World Bond Fund (the "Fund"), John Hancock Global Fund, John Hancock International Fund, John Hancock Short-Term Strategic Income Fund, John Hancock Growth Fund and John Hancock Special Opportunities Fund. The other five series of the Trust are reported in separate financial statements. The investment objective of the Fund was to achieve a high total investment return, a combination of current income and capital appreciation, by investing in a global portfolio of government and corporate debt securities.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan have exclusive voting rights regarding that distribution plan.

         On February 10, 1999, the shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Strategic Income Fund ("Strategic Income Fund") providing for the transfer of substantially all of the assets and liablilities of the Fund to the Strategic Income Fund in exchange solely for shares of benefical interest of Strategic Income Fund. After this transaction and as of the close of business February 19, 1999, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies had been translated into U.S. dollars as described in "Foreign Currency Translation". The Fund could invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and were accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision was required. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes.

INTEREST AND DISTRIBUTIONS Interest income on investment securities was recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which were accrued as applicable.

         The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual fund. Expenses, which were not readily identifiable to a specific fund, were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might have require the untimely disposition of securities. These agreements enabled the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permitted borrowings up to $800 million, collectively. Interest was charged to each of the funds based on its borrowings. In addition, a commitment fee was charged based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity for the period ended February 19, 1999.

SECURITIES LENDING The Fund could lend its securities to certain qualified brokers who pay the Fund negotiated lenders fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund had no securities on loan at February 19, 1999.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 PM, London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments were translated at the rates prevailing at the dates of the transactions.

         The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund could enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency contract was closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund could also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they are offset by the currency amount of the underlying transaction.

     At February 19, 1999, open forward foreign currency exchange contracts were as follows:



                                PRINCIPAL AMOUNT       EXPIRATION    UNREALIZED
CURRENCY                       COVERED BY CONTRACT       MONTH      APPRECIATION
--------                       -------------------       -----      ------------

SELLS
British Pound                       113,617              APR 99       $2,416
British Pound                       509,707              MAY 99       10,921
British Pound                       4,548,514            JUN 99       97,037
European Currency Unit              455,649              APR 99        2,714
European Currency Unit              1,790,456            MAY 99       12,314
                                                                    --------
                                                                    $125,402

FINANCIAL FUTURES CONTRACTS The Fund could buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tended to increase the Fund's exposure to the underlying instrument. Selling futures tended to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuated. Daily variation margin adjustments, arising from this "mark to market," were recorded by the Fund as unrealized gains or losses.

         When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At February 19, 1999, there were no open positions in financial futures contracts.

OPTIONS The Fund could enter into option contracts. Listed options were valued at the last quoted sales price on the exchange on which they were primarily traded. Over-the-counter options were valued at the mean between the last bid and asked price. Upon the writing of a call or put option, an amount equal to the premium received by the Fund was included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability was subsequently marked to market to reflect the current market value of the written option.

         The Fund could use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls tended to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tended to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options were limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflected the maximum exposure of the Fund in these contracts, but the actual exposure was limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contract's terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitored the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

         There were no written option transactions for the period ended February 19, 1999.

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.75% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $250,000,000.

                  John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser acted as distributor for shares of the Fund. For the period ended February 19, 1999, net sales charges received with regard to sales of Class A shares amounted to $1,210. Out of this amount, $117 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $280 was paid as sales commissions to unrelated broker-dealers and $813 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), formerly known as John Hancock Distributors, Inc., a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 19, 1999, the contingent deferred sales charges received by JH Funds amounted to $26,170.

         In addition, to reimburse JH Funds for the services provided as distributors of shares of the Fund, the Fund had adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse the distributors for their distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), a wholly owned subsidiary of JHMLICo. The Fund paid transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could have elected to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 19, 1999, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $611.

NOTE C-
INVESTMENT TRANSACTIONS:

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 19, 1999, aggregated none and $3,387,685, respectively. Purchases and proceeds from sales of obligations of the U.S. government its agencies aggregated $14,061,500 and $13,841,503 respectively, during the period ended February 19, 1999.

         The cost of investments owned at February 19, 1999 (including short-term investments) for federal income tax purposes was $33,025,501. Gross unrealized appreciation and depreciation of investments aggregated $589,494 and $974,099, respectively, resulting in net unrealized depreciation of $384,605.

NOTE D-
RECLASSIFICATION OF ACCOUNTS

During the period ended February 19, 1999, the Fund had reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $551,056, a decrease in distributions in excess of net investment income of $38,628 and a decrease in capital paid-in of $589,684. This represented the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 19, 1999. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to the treatment of realized gain/loss on foreign currency transactions and certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excluded these adjustments.

NOTE E-
TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information was furnished with respect ot the taxable distributions of the Fund for the period ended February 19, 1999.

         The Fund designated $665,669 as long-term capital gain distributions during the period ended February 19, 1999. Shareholders will be mailed a 1999 U.S. Treasury Department Form 1099-DIV in January 2000 representing their proportionate share.